Securities Sold Under Agreements to Repurchase (Tables)	12 Months Ended
Dec. 31, 2017
Brokers And Dealers [Abstract]
Summary of Securities Pledged as Collateral Under Repurchase Agreements

The following table presents detail regarding the securities pledged as collateral under repurchase agreements as of December 31, 2017 and 2016. All of the repurchase agreements are overnight agreements.

	December 31, 2017	December 31, 2016
Securities pledged for repurchase agreements:
U.S. Treasury securities	$874	$1,761
Obligations of U.S. government agencies	20,881	27,164
Total securities pledged	$21,755	$28,925
Gross amount of recognized liabilities for repurchase agreements	$21,755	$28,925
Amounts related to agreements not included in offsetting disclosures above	$—	$—

Schedule of Securities Sold Under Agreements to Repurchase

Information concerning securities sold under agreements to repurchase was as follows:

	2017	2016	2015
Outstanding balance at year end	$21,755	$28,925	$25,040
Average balance during the year	18,234	21,767	20,086
Average interest rate during the year	0.10%	0.10%	0.10%
Maximum month-end balance during the year	$23,889	$28,925	$25,040
Weighted average interest rate at year end	0.10%	0.10%	0.10%